FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

10. FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

As of December 31, 2022 and 2023, short-term and long-term investments measured at fair value are as follows:

	Fair value measurement as of December 31, 2023
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	207,329	1,559,248	—	1,766,577
Investments elected to measure at fair value
- Wealth management products	—	159,152	—	159,152
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	928,200	—	928,200
Investments elected to measure at fair value
- Wealth management products	—	101,432	—	101,432
Total	207,329	2,748,032	—	2,955,361

10. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	Fair value measurement as of December 31, 2022
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	—	1,512,953	—	1,512,953
Investments elected to measure at fair value
- Wealth management products	—	1,203,995	—	1,203,995
Total	—	2,716,948	—	2,716,948

The Group’s available-for-sale debt investments and investments elected to measure at fair value as of December 31, 2022 and 2023 mainly consist of wealth management products purchased from banks. Those wealth management products with fair value which is determined based on the quoted market prices currently available on the website of the bank have been categorized as Level 1. The remaining wealth management products have no quoted prices in active markets for the investment at the reporting date, the Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement to estimate the fair value of investments in short-term and long-term investments with variable interest rates indexed to the performance of underlying assets.

A summary of available-for-sale investments during the years ended December 31, 2022 and 2023 is presented as below:

	As of December 31, 2023
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	1,752,828	13,749	—	—	1,766,577
Long-term investments:
Available-for-sale debt investments
- Wealth management products	906,499	21,701	—	—	928,200
Total	2,659,327	35,450	—	—	2,694,777

10. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	As of December 31, 2022
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	1,508,635	4,318	—	—	1,512,953
Total	1,508,635	4,318	—	—	1,512,953

For the years ended December 31, 2022 and 2023, a gain of RMB1,422 and RMB3,315 resulting from changes in fair value of the products under fair value option was recorded in other income, respectively.

As of December 31, 2023, RMB1,766,577 available-for-sale investments and RMB159,152 investments elected to measure at fair value will mature within one year, RMB928,200 available-for-sale investments and RMB101,432 investments elected to measure at fair value will mature within one to three years.

Measured at fair value on a non-recurring basis

Property, plant and software, goodwill and acquired intangible assets are measured at fair value on a non-recurring basis when an impairment is recognized, which is disclosed in note 5, 7 and 8, respectively.